Goodwill, Intangible and Long-Lived Assets - Carrying Value of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying value of intangible assets
Weighted-average amortization period	17 years	10 years	11 years
Gross	$ 5,630,134	$ 458,170	$ 435,982
Accumulated amortization	(555,437)	(343,952)	(323,929)
Net value	5,074,697	114,218	112,053
Trademarks With Indefinite Lives	927,664	140,792	143,318
Total Intangible Assets	$ 6,002,361	$ 255,010	$ 255,371
Software
Carrying value of intangible assets
Weighted-average amortization period	7 years	7 years	8 years
Gross	$ 165,019	$ 144,557	$ 123,863
Accumulated amortization	(116,621)	(103,735)	(95,008)
Net value	$ 48,398	40,822	28,855
Customer Relationships
Carrying value of intangible assets
Weighted-average amortization period	15 years
Gross	$ 3,361,675
Accumulated amortization	(129,568)
Net value	$ 3,232,107
Intellectual Property
Carrying value of intangible assets
Weighted-average amortization period	20 years
Gross	$ 1,774,000
Accumulated amortization	(51,742)
Net value	$ 1,722,258
All Other
Carrying value of intangible assets
Weighted-average amortization period	13 years	11 years	12 years
Gross	$ 329,440	$ 313,613	$ 312,119
Accumulated amortization	(257,506)	(240,217)	(228,921)
Net value	$ 71,934	$ 73,396	$ 83,198